Income Taxes - Summary of Activity Related to Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance at January 1	$ 40,248	$ 67,135
Increases related to current year tax positions	2,301	3,237
Increases related to prior year tax positions	1,530	962
Decreases related to prior year tax positions	(878)	(1,068)
Expiration of statute of limitations for the assessment of taxes	(7,034)	(30,018)
Balance at December 31	$ 36,167	$ 40,248